BIOLOGICAL ASSETS (Details 1)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Biological Assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.50%
Margin rate used as significant input in fair value measurement	10.00%
Discount rate [Member]
Disclosure Of Biological Assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	(0.50%)
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (130,319)
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 137,784
Margin Rate [Member]
Disclosure Of Biological Assets [Line Items]
Margin rate used as significant input in fair value measurement	(10.00%)
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (390,729)
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 390,729